STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2012
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	4,210,960	527,731
Estimated fair value of warrants issued	$ 1,672	$ 164,196
2011 Incentive Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			500,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-Based Payment Arrangement, Expense	$ 0